Balance sheet Components - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Gross property and equipment	$ 79,238	$ 48,261
Accumulated depreciation and amortization	(26,083)	(14,135)
Property and equipment, net	53,155	34,126
Equipment [Member]
Property Plant And Equipment [Line Items]
Gross property and equipment	45,501	29,229
Computer Software [Member]
Property Plant And Equipment [Line Items]
Gross property and equipment	8,410	5,992
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Gross property and equipment	9,364	5,724
Molds and Tooling [Member]
Property Plant And Equipment [Line Items]
Gross property and equipment	8,052	3,269
Vehicles And Aircraft [Member]
Property Plant And Equipment [Line Items]
Gross property and equipment	1,198	211
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Gross property and equipment	319	95
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Gross property and equipment	$ 6,394	$ 3,741